BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION
BASIS OF PREPARATION

Notes to the Group accounts

1 Basis of preparation

Smith & Nephew plc (the Company) is a public limited company incorporated in England and Wales. In these accounts, the ‘Group’ means the Company and all its subsidiaries. The principal activities of the Group are to develop, manufacture, market and sell medical devices and services.

As required by the European Union’s IAS Regulation and the Companies Act 2006, the Group has prepared its accounts in accordance with International Financial Reporting Standards (IFRS) as adopted by the European Union (EU) effective as at 31 December 2019. The Group has also prepared its accounts in accordance with IFRS as issued by the International Accounting Standards Board (IASB) effective as at 31 December 2019. IFRSs as adopted by the EU differs in certain respects from IFRS as issued by the IASB. However, the differences have no impact for the periods presented.

The preparation of accounts in conformity with IFRS requires management to use estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the accounts and the reported amounts of revenues and expenses during the year. The accounting policies requiring management to use significant estimates and assumptions are: inventories, impairment, taxation, liability provisions and business combinations. These are discussed on page 130. Although these estimates are based on management’s best knowledge of current events and actions, actual results ultimately may differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively.

The Directors continue to adopt the going concern basis for accounting in preparing the annual financial statements. The Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Further information regarding the Group’s business activities, together with the factors likely to affect its future development, performance and position, are set out on pages 14–23.

As described in Note 15, the Group meets its funding requirements through a mixture of shareholders’ funds, bank borrowings and private placement notes. At 31 December 2019 the Group had available committed borrowing facilities of $2.9bn and total liquidity of $1.3bn, including net cash and cash equivalents of $257m and undrawn available committed borrowing facilities of $1bn. The earliest expiry date of the Group’s committed borrowing facilities is in respect of $75m of Senior Notes due to expire in January 2021. In addition, Note 16 includes the Group’s objectives, policies and processes for managing its capital; our financial risk management objectives; details of our financial instruments and hedging activities; and our exposures to foreign exchange, interest rate and credit risk.

The Group’s forecasts and projections, taking into account reasonably possible changes in trading performance, show that the Group has sufficient financial resources. The Directors have reasonable expectation that the Company and the Group are well placed to manage their business risks and to continue in operational existence for a period of at least three years from the date of the approval of the financial statements. Accordingly, the Directors continue to adopt the going concern basis (in accordance with the ‘Guidance on Risk Management, Internal Control and Related Financial and Business Reporting’ issued by the FRC) in preparing the consolidated financial statements.

New accounting standards effective 2019

The Group has adopted IFRS 16 Leases from 1 January 2019. A number of other new standards, including IFRIC 23 Uncertainty Over Income Tax Treatments, are effective from 1 January 2019 but they do not have a material effect on the Group’s financial statements.

On 1 January 2019, the Group adopted IFRS 16 Leases using the modified retrospective approach and the right-of-use asset on transition equalled the lease liability, adjusted by the amount of any rent-free period accruals. The cumulative effect of initially adopting IFRS 16 is recognised as an adjustment at 1 January 2019 with no restatement of comparative information. The Group applied the practical expedient to grandfather the definition of a lease on transition. The Group applied IFRS 16 only to contracts that were previously identified as containing a lease. Contracts that were not identified as containing a lease under IAS 17 or IFRIC 4 were not reassessed. The new definition of a lease has only been applied to contracts entered into from 1 January 2019.

Previous accounting policy

Previously the Group determined if an arrangement was or contained a lease under IFRIC 4 Determining Whether an Arrangement Contains a Lease. As a lessee the Group previously classified leases as operating or finance leases based on whether the lease arrangement substantially transferred all risks and rewards of ownership.

New accounting policy – IFRS 16 Leases

The assessment of whether a contract is or contains a lease takes place at the inception of the contract. The assessment involves whether the Group obtains substantially all the economic benefits from the use of that asset and whether the Group has the right to direct the use of the asset. The Group allocates the consideration in the contract to each lease and non-lease component. The non-lease component, where it is separately identifiable, is not included in the right-of-use asset.

The Group leases many assets including properties, motor vehicles and office equipment. The Group availed itself of the exemptions for short-term leases and leases of low-value items for leases other than those for properties and motor vehicles. The use of these exemptions does not have a material impact.

1 Basis of preparation continued

The Group recognises a right-of-use asset and a lease liability at the commencement of the lease. The right-of-use asset is initially measured based on the present value of lease payments that are not paid at the commencement date plus initial direct costs less any incentives received. The lease payments are discounted using an incremental borrowing rate which is country-specific and reflective of the lease term. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the underlying asset. The right-of-use asset is subject to impairment testing if there is an impairment indicator. The right-of-use assets are included in the balance sheet heading ‘Property, plant and equipment’.

The lease liability is initially measured at the present value of lease payments, as outlined above, and is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, or as appropriate, changes in the assessment of whether an extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised. The lease liabilities are included in the balance sheet headings ‘Long-term borrowings and lease liabilities’ and ‘Bank overdrafts, borrowings, loans and lease liabilities’.

Cash flows arising on lease interest payments are included in operating cash flows whereas cash flows arising on the capital repayments of the lease liability are included in financing cash flows.

Impact of applying IFRS 16

On transition to IFRS 16 on 1 January 2019, the Group recognised additional right-of-use assets and additional lease liabilities. The impact on transition is outlined below:

1 January
2019
$m
Right-of-use assets presented in property, plant and equipment	159
Rent-free period accrual presented in trade and other payables	5
Lease liabilities	(164)

In relation to these leases, the Group has recognised depreciation and interest expenses instead of operating lease expenses. During the year ended 31 December 2019 the Group has recognised $50m of depreciation on right‑of‑use assets and $6m of interest cost from these lease liabilities. The total interest expense for the year ended 31 December 2019 comprises:

$m
Bank borrowings and other	18
Private placement notes	41
Lease liabilities	6
65

A reconciliation from the operating lease commitment at 31 December 2018 as disclosed in the Group’s statutory financial statements for the year ended 31 December 2018 to the lease liabilities recognised at 1 January 2019 is outlined below. The non-lease components primarily relate to service and maintenance costs which were included in the operating lease commitment but do not form part of the lease liability. The short-term exemption primarily relates to the vehicles in a car fleet programme which was known to be closing in 2019.

$m
Operating lease commitment at 31 December 2018	(218)
Non-lease components	28
Short-term exemption availed of on transition	2
Impact of discounting lease payments	24
Lease liabilities recognised at 1 January 2019	(164)

When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at 1 January 2019. The weighted average rate applied is 3.6%.

Accounting standards issued but not yet effective

A number of new standards and amendments to standards are effective for annual periods beginning after 1 January 2020 and earlier application is permitted; however, the Group has not early adopted them in preparing these consolidated financial statements. These are not expected to have a significant impact on adoption.

1.1 Consolidation

The Group accounts include the accounts of Smith & Nephew plc and its subsidiaries for the periods during which they were members of the Group.

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated in the Group accounts from the date that the Group obtains control, and continue to be consolidated until the date that such control ceases. Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated on consolidation. All subsidiaries have year ends which are co-terminous with the Group’s, with the exception of jurisdictions whereby a different year end is required by local legislation.

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary and any related components of equity. Any resulting gain or loss is recognised in profit or loss. Any retained interest in the former subsidiary is measured at fair value.

1.2 Foreign currencies

Functional and presentation currency

The Group accounts are presented in US Dollars. The Company’s functional currency is US Dollars.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group companies at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency as at the exchange rate at the reporting date. Non-monetary items are not retranslated.

Foreign operations

Balance sheet items of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated into US Dollars on consolidation at the exchange rates at the reporting date. Income statement items and the cash flows of foreign operations are translated at average rates as an approximation to actual transaction rates, with actual transaction rates used for large one-off transactions.

Foreign currency differences are recognised in ‘Other comprehensive income’ and accumulated in ‘Other reserves’ within equity. These include: exchange differences on the translation at closing rates of exchange of non-US Dollar opening net assets; the differences arising between the translation of profits into US Dollars at actual (or average, as an approximation) and closing exchange rates; to the extent that the hedging relationship is effective, the difference on translation of foreign currency borrowings or swaps that are used to finance or hedge the Group’s net investments in foreign operations; and the movement in the fair value of forward foreign exchange contracts used to hedge forecast foreign exchange cash flows.

The exchange rates used for the translation of currencies into US Dollars that have the most significant impact on the Group results were:

	2019	2018	2017
Average rates
Sterling	1.28	1.33	1.29
Euro	1.12	1.18	1.13
Swiss Franc	1.01	1.02	1.02
Year end rates
Sterling	1.32	1.28	1.35
Euro	1.12	1.14	1.20
Swiss Franc	1.04	1.02	1.02